UNITED STATES
      		SECURITIES AND EXCHANGE COMMISSION
      			FORM 13F



      		FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:

March 31, 2010

Check here if Amendment []; Amendment Number:
This Amendment (check only one.) : [    ] is a
restatement.
				  [     ] adds new holdings
entries.

Institutional Investment Manager Filing this Report:

Name:		Granite Capital International Group, LP
Address:		126 East 56th Street
      		25th Floor
			New York, New York 10022

13F- File Number:

The Institutional investment manager
filing this report and the person whom
it is signed hereby represent that the
person signing the report is authorized
to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting
Manager:

Name:		Lloyd Moskowitz
Title:		Controller
Phone:		212-407-3344
Signature, Place and Date of Signing:

Lloyd Moskowitz  New York, New York  May 13, 2010


Report Type (Check only one.):

[ X  ]    13F Holdings Report.
[    ]    13F Notice.
[    ]    13F Combination Report.


List of Other Managers Reporting for this Manager:
		None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.



		FORM 13F SUMMARY PAGE


Report Summary:


Number of other Included Managers:	0

Form 13F Information Table Entry Total:	91
Form 13F Information Table Value Total:	$207,263

List of Other Included Managers:

No. 13F File Number		Name





 WALTER F. HARRISON, III









            FORM 13F










 AS OF MARCH 31, 2010





                   FORM 13F














Name of Reporting Manager : Walter F. Harrison
III



(SEC USE ONLY)
Item 1:
Item 2
Item 3
Item 4
Item 5
Item 6:
Item 7:
Item 8:
Name of Issuer
Title of Class
CUSIP
Fair Market
Shares of
Investment Discretion
Managers
Voting Authority (Shares)


Number
Value
Principal

(b) Shared

See Instruc. V







Amount
(a)
Sole
As Defined
(c) Shared

(a) Sole
(b) Shared
(c) None










































in Instr. V
Other




ALLIANT TECHSYSTEMS INC CMN
Common
018804104
         5,151,168
             63,360
X


Walter Harrison
X


ALTISOURCE PORTFOLIO SOL S.A. CMN
Common
L0175J104
            490,829
             21,912
X


Walter Harrison
X


ALTRIA GROUP INC CMN
Common
02209S103
         2,213,082
           107,850
X


Walter Harrison
X


AMR CORP (DEL) CMN
Common
001765106
            471,898
             51,800
X


Walter Harrison
X


ANALOG DEVICES, INC. CMN
Common
032654105
         1,461,174
             50,700
X


Walter Harrison
X


ANTE4 INC CMN
Common
03665E109
            144,926
           122,819
X


Walter Harrison
X


AUTONATION, INC. CMN
Common
05329W102
         1,578,384
             87,300
X


Walter Harrison
X


AVON PRODUCTS INC. CMN
Common
054303102

         2,238,807

             66,100
X


Walter Harrison
X


BANK OF AMERICA CORP CMN
Common
060505104
            945,443
             52,966
X


Walter Harrison
X


BANK OF NEW YORK MELLON CORP
Common
064058100
         3,896,068
           126,168
X


Walter Harrison
X


BARRICK GOLD CORPORATION CMN
Common
067901108
            900,990
             23,500
X


Walter Harrison
X


BJ SERVICES CO. CMN
Common
055482103
         1,196,260
             55,900
X


Walter Harrison
X


BROADCOM CORP CL-A CMN CLASS A
Common
111320107
         1,328,000
             40,000
X


Walter Harrison
X


BROCADE COMMUNICATIONS SYSTEMS*, INC. CMN
Common
111621306
            713,750
           125,000
X


Walter Harrison
X


BUCYRUS INTERNATIONAL INC CMN CLASS A
Common
118759109
         3,543,663
             53,700
X


Walter Harrison
X


CA INC CMN
Common
12673P105
         3,071,918
           130,887
X


Walter Harrison
X


CAPITAL ONE FINANCIAL CORP CMN
Common
14040H105
         1,970,660
             47,589
X


Walter Harrison
X


CHESAPEAKE ENERGY CORPORATION CMN
Common
165167107
         1,735,176
             73,400
X


Walter Harrison
X


CIMAREX ENERGY CO CMN
Common
171798101
      18,994,237
           319,876
X


Walter Harrison
X


CISCO SYSTEMS, INC. CMN
Common
17275R102
         8,803,346
           338,200
X


Walter Harrison
X


CONSTANT CONTACT INC CMN
Common
210313102
            930,800
             40,000
X


Walter Harrison
X


CONTINENTAL AIRLINES INC CLASS B
Common
210795308
            463,567
             21,100
X


Walter Harrison
X


CVS CAREMARK CORPORATION CMN
Common
126650100
         5,977,560
           163,500
X


Walter Harrison
X


CYBERONICS INC CMN
Common
23251P102
         2,643,352
           137,962
X


Walter Harrison
X


DECKERS OUTDOORS CORP CMN
Common
243537107
         1,904,400
             13,800
X


Walter Harrison
X


DELTA AIR LINES, INC. CMN
Common
247361702
            465,421
             31,900
X


Walter Harrison
X


DOLAN MEDIA COMPANY CMN
Common
25659P402
              52,176
                4,800
X


Walter Harrison
X


DOW CHEMICAL CO CMN
Common
260543103
         2,205,922
             74,600
X


Walter Harrison
X


E*TRADE FINANCIAL CORPORATION CMN
Common
269246104
            296,624
           179,500
X


Walter Harrison
X


EMC CORPORATION MASS CMN
Common
268648102
         4,930,332
           273,300
X


Walter Harrison
X


EVEREST RE GROUP LTD CMN
Common
G3223R108
         6,150,680
             76,000
X


Walter Harrison
X


FOREST CITY ENTERPRISES (CL-A) CMN CLASS A
Common
345550107
         2,196,084
           152,400
X


Walter Harrison
X


FORTINET, INC. CMN
Common
34959E109
            520,368
             29,600
X


Walter Harrison
X


GENERAL ELECTRIC CO CMN
Common
369604103
         3,219,580
           176,900
X


Walter Harrison
X


GILEAD SCIENCES CMN
Common
375558103
            727,520
             16,000
X


Walter Harrison
X


GOLD RESOURCE CORP CMN
Common
38068T105
            573,040
             55,100
X


Walter Harrison
X


GOLDCORP INC CMN
Common
380956409
         1,027,272
             27,600
X


Walter Harrison
X


GOLDMAN SACHS GROUP, INC.(THE) CMN
Common
38141G104
         2,422,946
             14,200
X


Walter Harrison
X


GOOGLE, INC. CMN CLASS A
Common
38259P508
         3,629,568
                6,400
X


Walter Harrison
X


HALLIBURTON COMPANY CMN
Common
406216101
         2,130,191
             70,700
X


Walter Harrison
X


HOLLYWOOD MEDIA CORP CMN
Common
436233100
         1,155,043
           978,850
X


Walter Harrison
X


HOME DEPOT, INC
Common
437076102
         1,640,145
             50,700
X


Walter Harrison
X


INTEL CORPORATION CMN
Common
458140100
         2,875,410
           129,000
X


Walter Harrison
X


J. CREW GROUP, INC. CMN
Common
46612H402
            459,000
             10,000
X


Walter Harrison
X


KKR FINANCIAL HOLDINGS LLC CMN SERIES  CLASS
Common
48248A306
         1,293,896
           157,600
X


Walter Harrison
X


KRAFT FOODS INC CMN CLASS A
Common
50075N104
         3,073,775
           101,646
X


Walter Harrison
X


LAKES ENTERTAINMENT INC CMN
Common
51206P109
            598,959
           260,417
X


Walter Harrison
X


LEAR CORPORATION CMN
Common
521865204
         2,380,500
             30,000
X


Walter Harrison
X


LIBERTY MEDIA HLDG CORP CMN SERIES A INTERACTIVE
Common
53071M104
         3,014,100
           197,000
X


Walter Harrison
X


LRAD CORP CMN
Common
50213V109
            720,774
           468,035
X


Walter Harrison
X


MANNKIND CORPORATION CMN
Common
56400P201
            994,496
           151,600
X


Walter Harrison
X


MASSEY ENERGY COMPANY CMN
Common
576206106
         3,974,040
             76,000
X


Walter Harrison
X


MAXIM INTEGRATED PRODUCTS, INC
Common
57772K101
         2,183,314
           112,600
X


Walter Harrison
X


MAXLINEAR INC CMN CLASS A
Common
57776J100
            186,711
             10,500
X


Walter Harrison
X


MBIA INC CMN
Common
55262C100
            643,929
           102,700
X


Walter Harrison
X


MCDERMOTT INTL CMN
Common
580037109
            538,400
             20,000
X


Walter Harrison
X


MEAD JOHNSON NUTRITION CO CMN CLASS A
Common
582839106
         2,663,936
             51,200
X


Walter Harrison
X


MERCADOLIBRE INC. CMN
Common
58733R102
            988,305
             20,500
X


Walter Harrison
X


MERCK & CO., INC. CMN
Common
58933Y105
         1,408,095
             37,700
X


Walter Harrison
X


METTLER-TOLEDO INTL CMN
Common
592688105
         4,657,380
             42,650
X


Walter Harrison
X


MICROSOFT CORPORATION CMN
Common
594918104
         2,657,841
             90,750
X


Walter Harrison
X


MONSANTO COMPANY CMN
Common
61166W101
         2,064,038
             28,900
X


Walter Harrison
X


NETLOGIC MICROSYSTEMS, INC. CMN
Common
64118B100
         1,177,200
             40,000
X


Walter Harrison
X


NEW YORK COMMUNITY BANCORP INC CMN
Common
649445103
         1,532,613
             92,661
X


Walter Harrison
X


NII HOLDINGS, INC. CMN CLASS B
Common
62913F201
         1,621,352
             38,900
X


Walter Harrison
X


NOVELLUS SYSTEMS INC CMN
Common
670008101
         1,874,250
             75,000
X


Walter Harrison
X


PENSKE AUTOMOTIVE GROUP, INC CMN
Common
70959W103
         1,052,660
             73,000
X


Walter Harrison
X


PHILLIP MORRIS INTL INC
Common
718172109
         4,832,624
             92,650
X


Walter Harrison
X


PICO HOLDINGS INC CMN
Common
693366205
         2,075,202
             55,800
X


Walter Harrison
X


PIONEER NATURAL RESOURCES CO CMN
Common
723787107
         1,351,680
             24,000
X


Walter Harrison
X


POTASH CORP. OF SASKATCHEWAN CMN
Common
73755L107
            584,815
                4,900
X


Walter Harrison
X


PULTE HOMES, INC. CMN
Common
745867101
         3,157,875
           280,700
X


Walter Harrison
X


RADIAN GROUP INC. CMN
Common
750236101
         3,121,744
           199,600
X


Walter Harrison
X


RECONDITIONED SYSTEMS INC
Common
756240305
            547,583
           365,055
X


Walter Harrison
X


REDWOOD TRUST INC CMN
Common
758075402
         5,005,317
           324,599
X


Walter Harrison
X


RETAIL HOLDRS TRUST MUTUAL FUND
Common
76127U101
                5,124
                     51
X


Walter Harrison
X


SPDR GOLD TRUST ETF
Common
78463V107
         1,242,030
             11,400
X


Walter Harrison
X


STORAGENETWORKS INC. CMN
Common
86211E103
                       -
             95,289
X


Walter Harrison
X


TARGET CORPORATION CMN
Common
87612E106
         1,036,220
             19,700
X


Walter Harrison
X


TEVA PHARMACEUTICAL IND LTD ADS
Common
881624209
      10,040,065
           159,164
X


Walter Harrison
X


U.S. BANCORP CMN
Common
902973304
         6,407,396
           247,581
X


Walter Harrison
X


UAL CORPORATION CMN
Common
902549807
            449,708
             23,000
X


Walter Harrison
X


URBAN OUTFITTERS INC CMN
Common
917047102
         1,728,378
             45,400
X


Walter Harrison
X


US AIRWAYS GROUP INC CMN
Common
90341W108
            441,000
             60,000
X


Walter Harrison
X


VALASSIS COMMUNICATIONS INC CMN
Common
918866104
         1,252,350
             45,000
X


Walter Harrison
X


VISA INC.
Common
92826C839
         1,383,656
             15,200
X


Walter Harrison
X


VODAFONE GROUP PLC SPONSORED ADR CMN
Common
92857W209
         1,631,700
             70,000
X


Walter Harrison
X


WELLPOINT, INC. CMN
Common
94973V107
         3,650,346
             56,700
X


Walter Harrison
X


WILLIS GROUP HOLDINGS LTD CMN
Common
G96655108
         3,050,775
             97,500
X


Walter Harrison
X


WYNN RESORTS, LIMITED CMN
Common
983134107
         1,205,697
             15,900
X


Walter Harrison
X


YAHOO INC CMN
Common
984332106
         2,314,200
           140,000
X


Walter Harrison
X


Total Market Value


207,262,829








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